Nature of the Business and Basis of Presentation - Additional Information (Detail) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended									12 Months Ended
	Nov. 14, 2017 USD ($) $ / shares shares	Nov. 06, 2017 USD ($) $ / shares shares	Oct. 20, 2017	Nov. 30, 2017 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)
Nature Of Business And Basis Of Presentation [Line Items]
Business combination exchange ratio					1									1
Share price | $ / shares										$ 0.001					$ 0.001
Net proceeds from issuance of common stock														$ 77,749
Net loss					$ 10,644	$ 13,862	$ 9,836	$ 9,169	$ 5,876	$ 7,211	$ 6,316	$ 6,059	$ 5,905	38,743	$ 25,491	$ 10,154
Accumulated deficit					$ 107,484	$ 96,840				$ 45,440				$ 96,840	$ 45,440
Entity incorporation month and year					2013-12
State of incorporation					Delaware
Merger date					Jun. 30, 2017
Common Stock [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Reverse stock split ratio			0.164544
Reverse stock split			One-for-6.0774
Net proceeds from issuance of common stock	$ 6,100	$ 71,600		$ 74,200
Common Stock [Member] | Initial Public Offering [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Issuance of stock, shares | shares	471,498	5,500,000												5,971,498
Share price | $ / shares	$ 14.00	$ 14.00
Net proceeds from issuance of common stock	$ 6,100	$ 71,600